SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 27, 2020.

MFS® Global Tactical Allocation Portfolio

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin Chitkara	2006	Investment Officer of MFS
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven Gorham	2000	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
Vipin Narula	2017	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Henry Peabody	December 2019	Investment Officer of MFS
Robert Persons	2013	Investment Officer of MFS
Jonathan Sage	2015	Investment Officer of MFS
Natalie Shapiro	2010	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Erik Weisman	2004	Investment Officer of MFS
Effective December 31, 2020, Nevin Chitkara will no longer be a portfolio manager of the fund. Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Nevin Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since March 2013
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG prior to 2018
Vipin Narula	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2010
Benjamin Nastou	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2001
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management prior to July 2019
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Natalie Shapiro	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 1997
Robert Spector	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Effective December 31, 2020, Nevin Chitkara will no longer be a portfolio manager of the fund. Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.

1043079            1                              WTS-SUP-I-082720